Other Receivables and Prepayments	12 Months Ended
Mar. 31, 2021
Other Income and Expenses [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS
3.	OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consist of the following:

	March 31, 2021	March 31, 2020
Referral services	$-	$98,762
Advance to service providers	8,005	458,702
Deposits for leases due within one operating period	534	1,905
Interest receivables	-	138,432
The buyer of convertible notes	5,419,972	-
Prepaid tax	61,211	57,232
Others	82,039	110,796
	5,571,761	865,829
Allowance for doubtful accounts	(65,558)	(103,433)
	$5,506,203	$762,396